SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Notes receivable
Short-term Debt		$ 13,658	¥ 95,081
Revolving credit facility
Notes receivable
Short-term Debt			95,081		¥ 0
Bank A | Revolving credit facility
Notes receivable
Weighted average interest rate					4.35%
Maximum borrowing capacity			112,334		¥ 500,000
Line of credit drawn down facility	¥ 47,253
Bank A | Revolving credit facility | Cash deposits
Notes receivable
Pledged assets			116,441
Bank A | Revolving credit facility | Notes receivable
Notes receivable
Pledged assets			14,264
Bank A | Revolving credit facility | Borrowings
Notes receivable
Outstanding line of credit			47,253
Bank A | Revolving credit facility | Notes payable
Notes receivable
Outstanding line of credit			¥ 65,081
Bank B | Revolving credit facility
Notes receivable
Weighted average interest rate		4.35%	4.35%
Maximum borrowing capacity			¥ 38,585	¥ 100,000
Outstanding line of credit			¥ 30,000
Line of credit drawn down facility	¥ 8,585